LOANS RECEIVABLE, NET, Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan Portfolio [Abstract]
Loans receivable, gross	$ 2,806,781	$ 2,314,249
Allowance for credit losses	(321,568)	(238,819)	$ (97,676)
Loans receivable, net	2,485,213	2,075,430
Outstanding borrowings related to transfers of loans receivable	133,578	39,001
Consumer and SME Loans [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	2,656,484	2,268,844
Allowance for credit losses	(317,558)	(237,379)	(89,977)
Other Loans [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	150,297	45,405
Allowance for credit losses	$ (4,010)	$ (1,440)	$ (7,699)